Shareholder Report	6 Months Ended
Nov. 30, 2024 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Kurv ETF Trust
Entity Central Index Key	0001782952
Entity Investment Company Type	N-1A
Document Period End Date	Nov. 30, 2024
Kurv Yield Premium Strategy Amazon (AMZN) ETF
Shareholder Report [Line Items]
Fund Name	Kurv Yield Premium Strategy Amazon (AMZN) ETF
Class Name	Kurv Yield Premium Strategy Amazon (AMZN) ETF
Trading Symbol	AMZP
Security Exchange Name	CBOE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Kurv Yield Premium Strategy Amazon (AMZN) ETF for the period of June 1, 2024, to November 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.kurvinvest.com/etf/amzp. You can also request this information by contacting us at (833) 955-5878.
Additional Information Phone Number	(833) 955-5878
Additional Information Website	https://www.kurvinvest.com/etf/amzp
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Kurv Yield Premium Strategy Amazon (AMZN) ETF	$53	0.99%

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	0.99%
Material Change Date	Nov. 18, 2024
Updated Performance Information Location [Text Block]	Visit https://www.kurvinvest.com/etf/amzp for more recent performance information.
Net Assets	$ 3,122,807
Holdings Count | $ / shares	6
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of November 30, 2024)

Net Assets	$3,122,807
Number of Holdings	6
Portfolio Turnover	0%
30-Day SEC Yield	3.41%
30-Day SEC Yield Unsubsidized	3.26%

Holdings [Text Block]

Top 10 Issuers	(%)
United States Treasury Bill	93.1%
Amazon.com, Inc.	9.2%
Money Market Funds	4.3%

Security Type	(%)
U.S. Treasury Bills	93.1%
Purchased Options	10.4%
Money Market Funds	4.3%
Written Options	-1.2%
Cash & Other	-6.6%

Material Fund Change [Text Block]
Changes to Fund’s Investment Adviser or Sub Adviser:
The Fund is now directly advised and managed by Kurv Investment Management without a sub-adviser since November 18, 2024.
Changes to Fund’s Portfolio Manager or Portfolio Management Team:
The portfolio manager is Dominique Tersin since November 18, 2024.
Other Material Fund Changes:
The Kurv Yield Premium Strategy ETFs were reorganized into Kurv ETF Trust as of November 18, 2024.

Updated Prospectus Web Address	https://www.kurvinvest.com/etf/amzp
Kurv Yield Premium Strategy Apple (AAPL) ETF
Shareholder Report [Line Items]
Fund Name	Kurv Yield Premium Strategy Apple (AAPL) ETF
Class Name	Kurv Yield Premium Strategy Apple (AAPL) ETF
Trading Symbol	AAPY
Security Exchange Name	CBOE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Kurv Yield Premium Strategy Apple (AAPL) ETF for the period of June 1, 2024, to November 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.kurvinvest.com/etf/aapy. You can also request this information by contacting us at (833) 955-5878.
Additional Information Phone Number	(833) 955-5878
Additional Information Website	https://www.kurvinvest.com/etf/aapy
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Kurv Yield Premium Strategy Apple (AAPL) ETF	$54	0.99%

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	0.99%
Material Change Date	Nov. 18, 2024
Updated Performance Information Location [Text Block]	Visit https://www.kurvinvest.com/etf/aapy for more recent performance information.
Net Assets	$ 1,932,755
Holdings Count | $ / shares	6
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of November 30, 2024)

Net Assets	$1,932,755
Number of Holdings	6
Portfolio Turnover	0%
30-Day SEC Yield	3.51%
30-Day SEC Yield Unsubsidized	3.36%

Holdings [Text Block]

Top 10 Issuers	(%)
United States Treasury Bill	81.1%
Money Market Funds	15.5%
Apple, Inc.	1.2%

Security Type	(%)
U.S. Treasury Bills	81.1%
Money Market Funds	15.5%
Purchased Options	3.6%
Written Options	-2.4%
Cash & Other	2.2%

Material Fund Change [Text Block]
Changes to Fund’s Investment Adviser or Sub Adviser:
The Fund is now directly advised and managed by Kurv Investment Management without a sub-adviser since November 18, 2024.
Changes to Fund’s Portfolio Manager or Portfolio Management Team:
The portfolio manager is Dominique Tersin since November 18, 2024.
Other Material Fund Changes:
The Kurv Yield Premium Strategy ETFs were reorganized into Kurv ETF Trust as of November 18, 2024.

Updated Prospectus Web Address	https://www.kurvinvest.com/etf/aapy
Kurv Yield Premium Strategy Google (GOOGL) ETF
Shareholder Report [Line Items]
Fund Name	Kurv Yield Premium Strategy Google (GOOGL) ETF
Class Name	Kurv Yield Premium Strategy Google (GOOGL) ETF
Trading Symbol	GOOP
Security Exchange Name	CBOE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Kurv Yield Premium Strategy Google (GOOGL) ETF for the period of June 1, 2024, to November 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.kurvinvest.com/etf/goop. You can also request this information by contacting us at (833) 955-5878.
Additional Information Phone Number	(833) 955-5878
Additional Information Website	https://www.kurvinvest.com/etf/goop
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Kurv Yield Premium Strategy Google (GOOGL) ETF	$49	0.99%

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.99%
Material Change Date	Nov. 18, 2024
Updated Performance Information Location [Text Block]	Visit https://www.kurvinvest.com/etf/goop for more recent performance information.
Net Assets	$ 3,916,149
Holdings Count | $ / shares	6
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of November 30, 2024)

Net Assets	$3,916,149
Number of Holdings	6
Portfolio Turnover	0%
30-Day SEC Yield	3.61%
30-Day SEC Yield Unsubsidized	3.45%

Holdings [Text Block]

Top 10 Issuers	(%)
United States Treasury Bill	79.1%
Money Market Funds	24.2%
Alphabet, Inc.	-0.2%

Security Type	(%)
U.S. Treasury Bills	79.1%
Money Market Funds	24.2%
Purchased Options	3.4%
Written Options	-3.5%
Cash & Other	-3.2%

Material Fund Change [Text Block]
Changes to Fund’s Investment Adviser or Sub Adviser:
The Fund is now directly advised and managed by Kurv Investment Management without a sub-adviser since November 18, 2024.
Changes to Fund’s Portfolio Manager or Portfolio Management Team:
The portfolio manager is Dominique Tersin since November 18, 2024.
Other Material Fund Changes:
The Kurv Yield Premium Strategy ETFs were reorganized into Kurv ETF Trust as of November 18, 2024.

Updated Prospectus Web Address	https://www.kurvinvest.com/etf/goop
Kurv Yield Premium Strategy Microsoft (MSFT) ETF
Shareholder Report [Line Items]
Fund Name	Kurv Yield Premium Strategy Microsoft (MSFT) ETF
Class Name	Kurv Yield Premium Strategy Microsoft (MSFT) ETF
Trading Symbol	MSFY
Security Exchange Name	CBOE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Kurv Yield Premium Strategy Microsoft (MSFT) ETF for the period of June 1, 2024, to November 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.kurvinvest.com/etf/msft. You can also request this information by contacting us at (833) 955-5878.
Additional Information Phone Number	(833) 955-5878
Additional Information Website	https://www.kurvinvest.com/etf/msft
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Kurv Yield Premium Strategy Microsoft (MSFT) ETF	$50	0.99%

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.99%
Material Change Date	Nov. 18, 2024
Updated Performance Information Location [Text Block]	Visit https://www.kurvinvest.com/etf/msft for more recent performance information.
Net Assets	$ 2,559,289
Holdings Count | $ / shares	6
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of November 30, 2024)

Net Assets	$2,559,289
Number of Holdings	6
Portfolio Turnover	0%
30-Day SEC Yield	3.62%
30-Day SEC Yield Unsubsidized	3.46%

Holdings [Text Block]

Top 10 Issuers	(%)
United States Treasury Bill	86.8%
Money Market Funds	11.5%
Microsoft Corp.	-2.2%

Security Type	(%)
U.S. Treasury Bills	86.8%
Money Market Funds	11.5%
Purchased Options	1.8%
Written Options	-4.0%
Cash & Other	3.9%

Material Fund Change [Text Block]
Changes to Fund’s Investment Adviser or Sub Adviser:
The Fund is now directly advised and managed by Kurv Investment Management without a sub-adviser since November 18, 2024.
Changes to Fund’s Portfolio Manager or Portfolio Management Team:
The portfolio manager is Dominique Tersin since November 18, 2024.
Other Material Fund Changes:
The Kurv Yield Premium Strategy ETFs were reorganized into Kurv ETF Trust as of November 18, 2024.

Updated Prospectus Web Address	https://www.kurvinvest.com/etf/msft
Kurv Yield Premium Strategy Netflix (NFLX) ETF
Shareholder Report [Line Items]
Fund Name	Kurv Yield Premium Strategy Netflix (NFLX) ETF
Class Name	Kurv Yield Premium Strategy Netflix (NFLX) ETF
Trading Symbol	NFLP
Security Exchange Name	CBOE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Kurv Yield Premium Strategy Netflix (NFLX) ETF for the period of June 1, 2024, to November 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.kurvinvest.com/etf/nflp. You can also request this information by contacting us at (833) 955-5878.
Additional Information Phone Number	(833) 955-5878
Additional Information Website	https://www.kurvinvest.com/etf/nflp
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Kurv Yield Premium Strategy Netflix (NFLX) ETF	$56	0.99%

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	0.99%
Material Change Date	Nov. 18, 2024
Updated Performance Information Location [Text Block]	Visit https://www.kurvinvest.com/etf/nflp for more recent performance information.
Net Assets	$ 4,236,996
Holdings Count | $ / shares	6
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of November 30, 2024)

Net Assets	$4,236,996
Number of Holdings	6
Portfolio Turnover	0%
30-Day SEC Yield	3.18%
30-Day SEC Yield Unsubsidized	3.02%

Holdings [Text Block]

Top 10 Issuers	(%)
United States Treasury Bill	59.3%
Money Market Funds	38.0%
Netflix, Inc.	16.9%

Security Type	(%)
U.S. Treasury Bills	59.3%
Money Market Funds	38.0%
Purchased Options	19.1%
Written Options	-2.2%
Cash & Other	-14.2%

Material Fund Change [Text Block]
Changes to Fund’s Investment Adviser or Sub Adviser:
The Fund is now directly advised and managed by Kurv Investment Management without a sub-adviser since November 18, 2024.
Changes to Fund’s Portfolio Manager or Portfolio Management Team:
The portfolio manager is Dominique Tersin since November 18, 2024.
Other Material Fund Changes:
The Kurv Yield Premium Strategy ETFs were reorganized into Kurv ETF Trust as of November 18, 2024.

Updated Prospectus Web Address	https://www.kurvinvest.com/etf/nflp
Kurv Yield Premium Strategy Tesla (TSLA) ETF
Shareholder Report [Line Items]
Fund Name	Kurv Yield Premium Strategy Tesla (TSLA) ETF
Class Name	Kurv Yield Premium Strategy Tesla (TSLA) ETF
Trading Symbol	TSLP
Security Exchange Name	CBOE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Kurv Yield Premium Strategy Tesla (TSLA) ETF for the period of June 1, 2024, to November 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.kurvinvest.com/etf/tslp. You can also request this information by contacting us at (833) 955-5878.
Additional Information Phone Number	(833) 955-5878
Additional Information Website	https://www.kurvinvest.com/etf/tslp
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Kurv Yield Premium Strategy Tesla (TSLA) ETF	$64	0.99%

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	0.99%
Material Change Date	Nov. 18, 2024
Updated Performance Information Location [Text Block]	Visit https://www.kurvinvest.com/etf/tslp for more recent performance information.
Net Assets	$ 9,399,724
Holdings Count | $ / shares	7
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of November 30, 2024)

Net Assets	$9,399,724
Number of Holdings	7
Portfolio Turnover	0%
30-Day SEC Yield	3.35%
30-Day SEC Yield Unsubsidized	3.20%

Holdings [Text Block]

Top 10 Issuers	(%)
United States Treasury Bill	71.6%
Money Market Funds	24.7%
Tesla, Inc.	18.9%

Security Type	(%)
U.S. Treasury Bills	71.6%
Money Market Funds	24.7%
Purchased Options	21.1%
Written Options	-2.2%
Cash & Other	-15.2%

Material Fund Change [Text Block]
Changes to Fund’s Investment Adviser or Sub Adviser:
The Fund is now directly advised and managed by Kurv Investment Management without a sub-adviser since November 18, 2024.
Changes to Fund’s Portfolio Manager or Portfolio Management Team:
The portfolio manager is Dominique Tersin since November 18, 2024.
Other Material Fund Changes:
The Kurv Yield Premium Strategy ETFs were reorganized into Kurv ETF Trust as of November 18, 2024.

Updated Prospectus Web Address	https://www.kurvinvest.com/etf/tslp